MARKETABLE SECURITIES (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Schedule of fair value of the marketable securities

	December 31,	December 31,
	2022	2021
Opening balance	$196,847	$334,676
Realized gain on sale of marketable securities	—	6,443
Proceeds from disposition of marketable securities	—	(38,632)
Foreign exchange movements	(5,740)	3,013
Unrealized fair value loss on marketable securities	(174,634)	(108,653)
Ending balance	$16,473	$196,847

Schedule of estimated fair value of the warrants in NGE using the Black-Scholes pricing model

	December 31,		December 31,
	2022		2021
Share price	C$	0.01	C$	0.11
Exercise price	C$	0.50	C$	0.50
Expected life		0.02 years		1.02 years
Expected volatility		93.10%		86.99%
Risk-free interest rate		4.30%		0.25%
Expected dividend yield		Nil		Nil

	December 31, 2021			December 31, 2020
Share price		$0.11			$0.15
Exercise price		$0.50			$0.50
Volatility		87%			104%
Risk free interest rate		0.25%			0.25%
Expected life		1.02	years		2.0	years
Expected dividend yield	$	nil		$	nil